Unsecured Debt - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended				12 Months Ended					12 Months Ended							12 Months Ended				12 Months Ended
	Nov. 30, 2013	Nov. 30, 2013 Export Credit Facilities Floating Rate USD ($)		Nov. 30, 2012 Export Credit Facilities Floating Rate USD ($)		Nov. 30, 2013 Export Credit Facility Euro Floating Rate USD ($)		Nov. 30, 2012 Export Credit Facility Euro Floating Rate USD ($)		Nov. 30, 2013 Bank Loans Floating Rate USD ($)		Nov. 30, 2012 Bank Loans Floating Rate USD ($)		Nov. 30, 2013 Revolving Credit Facility USD ($)	Nov. 30, 2013 Revolving Credit Facility Main Credit Facility USD ($) Y	Nov. 30, 2013 Revolving Credit Facility Main Credit Facility U.S Dollar Denominated Debt USD ($)	Nov. 30, 2013 Revolving Credit Facility Main Credit Facility Euro Denominated EUR (€)	Nov. 30, 2013 Revolving Credit Facility Main Credit Facility Sterling Denominated Debt GBP (£)	Nov. 30, 2013 Revolving Credit Facility Main Credit Facility Utilization of One Third of Available Line of Credit Facility	Nov. 30, 2013 Revolving Credit Facility Main Credit Facility Utilization of Two Third of Available Line of Credit Facility	Nov. 30, 2013 Revolving Credit Facility Backup Liquidity USD ($)	Nov. 30, 2013 Unsecured Publicly traded Notes [Member]	Oct. 09, 2013 Unsecured Publicly traded Notes [Member] USD ($)	Feb. 28, 2013 Unsecured Publicly traded Notes [Member] USD ($)	Dec. 31, 2012 Unsecured Publicly traded Notes [Member] USD ($)	Nov. 30, 2013 Unsecured Publicly traded Notes [Member] U.S Dollar Denominated Debt	Nov. 30, 2013 Unsecured Publicly Traded Note Due February 2016 [Member]
Debt Instrument [Line Items]
Issuance of unsecured publicly-traded notes																							$ 700	$ 500	$ 500
Debt instrument, interest rate																							4.00%	1.20%	1.90%
Debt Instrument Maturity Month Year		May 2025				March 2025				November 2018												2017-12-31				October 2020	February 2016
Debt instrument maturity year		2025		2025		2026		2026		2018		2018									2015
Line of credit maturity period	12 years
Debt instrument, maturity years															5
Long-term debt		1,196	[1],[2],[3]	1,303	[1],[2],[3]	1,742	[1],[4],[5]	1,516	[1],[4],[5]	850	[1],[4],[6]	700	[1],[4],[6]	300	2,500	1,600	450	150
Interest rate at facility debt instrument interest rate terms LIBOR/EURIBOR plus a margin of 65 bps															LIBOR/EURIBOR plus a margin of 70 basis points (“bps”)
Debt instrument, basis spread on variable rate															0.70%
Commitment fee on undrawn facility															35.00%
Utilization fee on the total amount outstanding																			0.15%	0.30%
Line of credit facility available amount														$ 2,800							$ 82

[1]	The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2013, 69% and 31% (58% and 42% at November 30, 2012) of our debt was U.S. dollar and euro-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring additional costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2013, we believe we were in compliance with all of our debt covenants.
[2]	In 2013, we borrowed $526 million under an export credit facility, the proceeds of which were used to pay for a portion of Royal Princess’ purchase price and is due in semi-annual installments through May 2025.
[3]	In 2013, we issued $500 million of publicly-traded notes, which bear interest at 1.2% and are due in February 2016. The proceeds were used to repay a like amount of floating rate export credit facilities prior to their maturity dates through 2022.
[4]	Includes $3.4 billion of debt whose interest rates, and in the case of our main revolver its commitment fees, would increase upon a downgrade in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc.
[5]	In 2013, we borrowed $311 million under a euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAstella’s purchase price and is due in semi-annual installments through March 2025.
[6]	In 2013, we borrowed $150 million under a floating rate bank loan, which is due in November 2018. We used the net proceeds of this loan for general corporate purposes.